LEASES - (Lessee) Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Operating lease termination period	1 year
Right-of-use asset	$ 415	$ 473
Minimum
Lessee, Lease, Description [Line Items]
Operating leases optional renewable terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating leases optional renewable terms	25 years